                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811 02995

Exact name of registrant as specified in charter: NRM Investment Company
                                                  ----------------------

Address of principal executive offices: NRM Investment Company, Rosemont
                                        --------------------------------
Business Campus, Suite 112, Building 3 - 919 Conestoga Road, Rosemont,
----------------------------------------------------------------------
Pennsylvania 19010
------------------

Name and address of agent for service: John H. McCoy, President, NRM Investment
                                       ----------------------------------------
Company, Rosemont Business Campus, Suite 112, Building 3 - 919 Conestoga Road,
------------------------------------------------------------------------------
Rosemont, Pennsylvania 19010
----------------------------

Registrant's Telephone Number:   (610) 527-7009

Date of fiscal year end:  August 31, 2006
                          ---------------

ITEM 1 - REPORTS TO STOCKHOLDERS
--------------------------------

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act is attached hereto.

ITEM 2  CODE OF ETHICS:
-----------------------

The registrant has adopted a code of ethics. It is incorporated by reference to Exhibit to Item 11 (a)(1) to registrant's N-CSR filed for its fiscal year ending August 31, 2005. The code of ethics is available, without charge, upon request, by calling the Fund's assistant secretary, Edward Fackenthal, collect at 610 279 3370 or contacting him at his email address: edwardfackental@cs.com. The code of ethics is also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT:
------------------------------------------

The Board of Directors does not have an audit committee and accordingly the entire board oversees the Registrant's accounting and financial reporting processes including the audits of its financial statements. The board employs an outside accountant responsible for normal bookkeeping, tax preparation and recordkeeping, and employs a firm of independent auditors to report on internal controls and certify its financial records on an annual basis. The bookkeeper and outside auditor both qualify as financial experts. The outside accountant and auditor are engaged on behalf of the Registrant by the Company's president and their engagements are ratified yearly by the shareholders. The outside auditor provides no services for the Registrant's investment adviser. Note: the members of the five-member board of directors own 86% of its shares. Registrant has no salaried employees to otherwise fulfill the role of financial expert.

ITEM 4. ACCOUNTANT FEES AND SERVICES
------------------------------------

(a)  Audit fees:                    2005                      2006

                                   11,720                     16,000

(b)  Related fees                       0                          0

(c) (d) Tax & other fees            6,000                      6,000(1)


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
---------------------------------------------

See Item 3.

ITEM 6 - SCHEDULE OF INVESTMENTS
--------------------------------

The information is included as part of the report to shareholders filed under
Item 1 of this report and attached hereto.

ITEMS 7, 8
-----------

Not applicable to Registrant

----------------
(1) Billed annually on a non-segregated basis.

ITEM 9 - SUBMISSION OF MATTER TO A VOTE OF SECURITY HOLDERS
-----------------------------------------------------------

None.

ITEM - 10 CONTROLS AND PROCEDURES
---------------------------------

The Fund operates through its five-member board of directors sitting as an executive committee of the whole. It has no employees other than its officers none of whom receives compensation other than nominal director's fees. It engages independent contractors to provide investment, financial and custodial services.

PORTFOLIO PROCEDURES

1. The Investment Advisor and those authorized to execute investment transactions do not have discretion to change the Fund's portfolio outside of the guidelines established by the Board of Directors.

2. Any significant inflows or outflows of cash will be brought to the President's attention to confirm that a related purchase or sale of securities or other disbursement was authorized by him.

INVESTMENT CUSTODY AND SHAREHOLDER SERVICES

1. All transactions with shareholders and the custody of the Fund's Securities is performed by an independent corporate custodian. Any changes to these functions must be authorized by the Board of Directors.

ACCOUNTING AND REPORTING

1. The recording, summarizing and reporting of all financial data will be performed by a CPA who is independent of the buying and selling of securities as well as the disbursement of the Fund's cash and transfer of the Fund's assets.

2. Upon discovery, the CPA will bring any unusual transaction directly to the President and/or Board's attention.

3. The CPA will provide directly to the Board of Directors a Statement of Net Assets and a Statement of Operations in accordance with generally accepted accounting principles within ten business days of each month end.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NRM Investment Company

By:            /s/ John H. McCoy
         --------------------------------------------
         John H. McCoy, President and Treasurer

Date:             10/30/06


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:            /s/ John H. McCoy
         --------------------------------------------
         John H. McCoy, President and Treasurer

Date:             10/30/06


By:               /s/ Edward Fackenthal
         --------------------------------------------------
         Edward Fackenthal, Counsel and Assistant Secretary

Date:             10/30/06

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
                                    EXHIBITS

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Shareholders and Board of Directors
NRM Investment Company


         We have audited the accompanying statement of assets and liabilities of NRM Investment Company (the Fund), including the schedule of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material, respects, the financial position of NRM Investment Company at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                                    /s/ Beard Miller Company LLP

Beard Miller Company LLP
Reading, Pennsylvania
October 26, 2006

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006


                                                                     2006

                               ASSETS


Investments at fair value (cost $13,954,228)                     $14,210,573
Cash                                                                   7,425
Interest and dividends receivable                                    161,349
Prepaid expenses                                                       6,714
                                                                 -----------

    TOTAL ASSETS                                                  14,386,061


                            LIABILITIES

Accrued expenses and other liabilities                               177,289
                                                                 -----------

    NET ASSETS, APPLICABLE TO 3,608,392 OUTSTANDING SHARES,
         EQUIVALENT TO $3.94 A SHARE                             $14,208,772
                                                                 ===========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

                                                                           PRINCIPAL     FAIR
                                                                            AMOUNT
                                                                           OR SHARES     VALUE
MUNICIPAL BONDS - 57.0%
------------------------------------------------------------------------------------------------
General Obligation Bonds - 14.6%
    Philadelphia, Pennsylvania School District, 5.00%, due 4/1/10           200,000   $ 209,158
    Bucks County, Pennsylvania, 5.00%, due 6/15/11, callable 6/15/09
         at 100                                                             100,000     103,741
    Pittsburgh, Pennsylvania, 5.00%, due 9/1/12, callable 3/1/12 at
         100 (AMBAC)                                                        250,000     265,849
    Pennsylvania State, First Series, 5.00%, due 7/1/13                     300,000     322,926
    Berks County, Pennsylvania, 5.00%, due 11/15/14, callable 11/15/08
         at 100 (AMBAC)                                                     100,000     102,665
    Philadelphia, Pennsylvania School District, 5.625%, due 8/1/15,
         callable 8/1/12 at 100 (FGIC)                                      300,000     330,861
    Wilson, Pennsylvania School District, 5.375%, due 5/15/16,
         callable 5/15/12 (FSA)                                             425,000     460,985
    Pittsburgh, Pennsylvania, 5.50%, due 9/1/17, at 100 (FSA)               250,000     285,225
                                                                                      ---------

     TOTAL GENERAL OBLIGATION BONDS                                                   2,081,410
                                                                                      ---------

HOUSING FINANCE AGENCY BONDS - 1.1%
    Odessa, Texas Housing Finance Corporation, Home Mortgage Revenue
         Refunding, 8.45%, due 11/1/11, callable 11/1/05 at 103              28,384      28,907
    California Housing Finance Agency, Home Mortgage, 10.25%, due
         2/1/14, callable 2/1/99 at 100                                      45,000      46,489
    Nevada Housing Division, Single-Family Mortgage, 7.35%, due 10/1/15       5,000       5,001
    Minnesota State Housing Finance Agency, Single-Family Mortgage,
         5.95%, due 1/1/17, callable 1/1/07 at 101.50                        70,000      71,245
    Utah State Housing Finance Agency, Single-Family Mortgage, 6.30%,
         due 1/1/18                                                           5,000       5,024
                                                                                      ---------

    TOTAL HOUSING FINANCE AGENCY BONDS                                                  156,666
                                                                                      ---------


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006

                                                                         PRINCIPAL    FAIR
                                                                          AMOUNT
                                                                         OR SHARES    VALUE
MUNICIPAL BONDS - 57.0% (CONTINUED)
---------------------------------------------------------------------------------------------
OTHER REVENUE BONDS - 41.3%
    Parkland, Pennsylvania School District, 5.35%, due 9/1/15 (FGIC)       170,000   $190,221
    Grand Rapids, Michigan Downtown Development Authority, 6.60%, due
         6/1/08, callable 6/1/06 at 100                                    365,000    365,398
    Montgomery County, Pennsylvania Industrial Development Authority,
         5.00%, due 11/1/10                                                500,000    526,165
    Allegheny County, Pennsylvania Industrial Development Authority,
         5.00%, due 11/1/11 (MBIA)                                         100,000    106,111
    Pennsylvania State Higher Educational Facilities Authority, 5.25%,
         due 1/1/12, callable 7/1/08 at 100 (MBIA)                         175,000    179,846
    Philadelphia, Pennsylvania Gas Works, 18th Series, 5.00%, due
         8/1/11 (CIFG)                                                     300,000    316,230
    Pennsylvania State Higher Educational Facilities Authority,
         5.375%, due 7/1/12, callable 7/1/09 at 100 (AMBAC)                100,000    104,495
    Pennsylvania Infrastructure Investment Authority, 5.00%, due 9/1/12    500,000    536,000
    Jackson, Mississippi Redevelopment Authority, Jackson Street Area
         Project, 5.70%, due 4/1/13, callable 10/1/05 at 100 (MBIA)        100,000    100,129
    Harrisburg, Pennsylvania Recovery Facilities, 5.00%, due 9/1/13,
         callable 9/1/08 at 101 (FSA)                                      100,000    103,689
    Philadelphia, Pennsylvania Wastewater, 5.25%, due 11/1/14,
         callable 11/1/12 at 100 (FGIC)                                    250,000    271,137
    Philadelphia, Pennsylvania Wastewater, 5.00%, due 7/1/14               250,000    271,172
    Pennsylvania State Turnpike Commission, 5.25%, due 12/1/14,
         callable 12/1/08 at 101 (AMBAC)                                   230,000    239,415
    Pennsylvania State Turnpike Commission, 5.25%, due 12/1/15,
         callable 12/1/08 at 101 (AMBAC)                                   200,000    207,908
    Allegheny County, Pennsylvania Higher Educational Building
         Authority, 5.50%, due 3/15/16, callable 6/15/12 at 100 (AMBAC)    150,000    169,384
    Pennsylvania State Higher Educational Facilities Authority, 5.00%,
         due 6/15/16, callable 6/15/12 at 100 (AMBAC)                      100,000    105,845
    Philadelphia, Pennsylvania Gas Works, Fourth Series,  5.25%, due
         8/1/16, callable 8/1/13                                           250,000    270,085
    Philadelphia, Pennsylvania Industrial Development Lease Revenue,
         5.40%, due 2/15/17, callable 2/15/07 at 102 (MBIA)                100,000    102,755
    Pennsylvania State Higher Educational Facilities Authority (Drexel
         University), 5.25%, due 11/1/17                                   500,000    528,330
    Delaware River Port Authority PA and NJ, 5.75% due 1/1/18,
         callable 1/1/10 at 100 (FSA)                                      100,000    106,375


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006

                                                                                PRINCIPAL
                                                                                 AMOUNT          FAIR
                                                                                OR SHARES       VALUE
MUNICIPAL BONDS - 57.0% (CONTINUED)
--------------------------------------------------------------------------------------------------------
     OTHER REVENUE BONDS - 41.3% (CONTINUED)
         Chester County, Pennsylvania Health and Educational Authority
              (Devereux), 5.00%, due 11/1/18                                      405,000   $   427,255
         Michigan Municipal Bond Authority, LOC Government Loans, 6.125%,
              due 12/1/18, callable 12/1/04 at 102, callable 12/1/06 at 100
              (FGIC)                                                              100,000       100,566
         Kennett, Pennsylvania Consolidated School District, 5.25%, due
              2/15/19, callable 2/15/13 (FGIC)                                    500,000       540,150
                                                                                            -----------

         TOTAL OTHER REVENUE BONDS                                                            5,868,661
                                                                                            -----------

         TOTAL MUNICIPAL BONDS (COST $8,081,092)                                              8,106,737
                                                                                            -----------

PREFERRED STOCK - 42.4%
     ABN Amro Capital Trust VI, 6.25%                                              20,000       508,400
     Aegon NV , 6.50%                                                              15,000       377,100
     Aegon NV, 6.75%                                                               10,000       255,300
     Barclays Bank, PLC ADR                                                        20,000       515,200
     CIT Group, Inc., 6.35%                                                        15,000       386,250
     Federal Home Loan Mortgage Corporation, 6.42%                                  5,000       268,750
     Goldman Sachs Group, Inc. 1/1000 B                                            15,000       385,350
     HSBC USA, Inc., 1/40 Series H                                                 20,000       527,800
     ING Groep NV, 7.05%                                                           10,000       253,400
     ING Groep NV, Perpetual Debt Security                                         16,000       396,320
     Lehman Brothers Holdings, Inc. C Dep. 1/10                                    10,000       508,500
     Metlife, Inc., 6.50%                                                          17,500       447,125
     Prudential PLC, 6.50%                                                         12,500       318,750
     Royal Bank of Scotland Group PLC ADR Series Q                                 20,000       518,000
     Santander Financial SA, 6.41%                                                 14,000       353,500
                                                                                            -----------

         TOTAL PREFERRED STOCKS (COST $5,789,045)                                             6,019,745
                                                                                            -----------

SHORT-TERM INVESTMENTS - AT COST APPROXIMATING
     FAIR VALUE - 0.6%
     Federated Pennsylvania Municipal Cash Trust #8 - (Cost $84,091)               84,091        84,091
                                                                                            -----------

         TOTAL INVESTMENTS - 100% (COST $13,954,228)                                        $14,210,573
                                                                                            ===========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       5

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2006



                                                                 2006
                                                                --------

INVESTMENT INCOME                                               $550,208
                                                                --------

EXPENSES
     Investment advisory fees                                     26,475
     Custodian fees                                               15,425
     Transfer and dividend disbursing agent fees                   1,850
     Legal and professional fees                                  51,659
     Directors' fees                                               8,000
     Insurance                                                     1,800
     Capital stock tax                                             4,450
     Provision for environmental claims                           35,522
     Miscellaneous                                                 5,833
                                                                --------

         TOTAL EXPENSES                                          151,014
                                                                --------

         NET INVESTMENT INCOME                                   399,194
                                                                --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain from investment transactions              141,159
     Net unrealized appreciation of investments                   72,712
                                                                --------

         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS         213,871
                                                                --------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $613,065
                                                                ========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       6

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2006 AND 2005

                                                                     2006             2005
                                                                 ------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS
     Net investment income                                       $    399,194    $    274,356
     Net realized gain from investment transactions                   141,159         518,298
     Net unrealized appreciation (depreciation) of investments         72,712        (133,043)
                                                                 ------------    ------------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         613,065         659,611

DISTRIBUTIONS TO SHAREHOLDERS                                        (477,046)       (781,880)

CAPITAL SHARE TRANSACTIONS                                         (1,324,319)        (59,678)
                                                                 ------------    ------------

         TOTAL DECREASE IN NET ASSETS                              (1,188,300)       (181,947)

NET ASSETS - BEGINNING OF YEAR                                     15,397,072      15,579,019
                                                                 ------------    ------------

NET ASSETS - END OF YEAR                                         $ 14,208,772    $ 15,397,072
                                                                 ============    ============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       7

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
YEARS ENDED AUGUST 31, 2006, 2005, 2004, 2003, AND 2002

                                                              2006          2005            2004           2003            2002
                                                           ---------     ---------       ---------       ---------       ---------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE
     INDICATED YEAR)

     Net asset value, beginning of year                    $   3.900     $   3.931       $   3.834       $   3.842       $   3.837
                                                           ---------     ---------       ---------       ---------       ---------

     Net investment income                                      .110          .070            .119            .146            .163

     Net realized and unrealized gain on investments            .059          .097            .096            .006            .006
                                                           ---------     ---------       ---------       ---------       ---------

         TOTAL FROM INVESTMENT OPERATIONS                       .169          .167            .215            .152            .169
                                                           ---------     ---------       ---------       ---------       ---------

     Less distributions:
         Dividends from capital gains                          (.021)        (.130)          (.009)              -               -
         Dividends from net tax-exempt income                  (.086)        (.061)          (.103)          (.146)          (.163)
         Dividends from net taxable income                     (.024)        (.007)          (.006)              -               -
         Distribution in excess of net investment
              income                                               -             -               -           (.014)          (.001)
                                                           ---------     ---------       ---------       ---------       ---------

         TOTAL DISTRIBUTIONS                                   (.131)        (.198)          (.118)          (.160)          (.164)
                                                           ---------     ---------       ---------       ---------       ---------

         NET ASSET VALUE, END OF YEAR                      $   3.938     $   3.900       $   3.931       $   3.834       $   3.842
                                                           =========     =========       =========       =========       =========


TOTAL RETURN                                                   4.40%         3.76%           5.59%           3.96%           4.40%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in thousands)                $  14,209     $  15,397       $  15,579       $  15,198       $  15,285

     Ratio of expenses to average net assets                    1.05%         1.23%            .67%           1.07%           1.43%

     Ratio of net investment income to average net assets       2.77%         1.75%           3.04%           3.78%           4.24%

     Portfolio turnover rate                                   88.85%        56.38%          47.45%          37.90%          16.82%



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       8

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006



NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

              NATURE OF BUSINESS

                  NRM Investment Company (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to maximize and distribute income and gains on a current basis. Its secondary objective is preservation of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

              VALUATION OF INVESTMENTS

                  Investments in securities (other than debt securities maturing in 60 days or less) traded in the over-the-counter market, and listed securities for which no sale was reported on the last business day of the year, are valued based on prices furnished by a pricing service. This service determines the valuations using a matrix pricing system based on common bond features such as coupon rate, quality and expected maturity dates. Securities for which market quotations are not readily available are valued by the investment advisor under the supervision and responsibility of the Fund's Board of Directors. Investments in securities that are traded on a national securities exchange are valued at the closing prices. Short-term investments are valued at amortized cost, which approximates fair value.

              INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

                  Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on the basis of identified cost for both financial and federal income tax purposes. Interest income is recorded on the accrual basis for both financial and income tax reporting. In computing investment income, the Fund amortizes premiums over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date. Discounts are accreted over the life of the security.

              TRANSACTIONS WITH SHAREHOLDERS

                  Fund shares are sold and redeemed at the net asset value. Transactions of these shares are recorded on the trade date. Dividends and distributions are recorded by the Fund on the ex-dividend date.

              FEDERAL INCOME TAXES

                  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for federal income taxes.


-------------------------------------------------------------------------------
                                       9

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006



NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              ESTIMATES

                  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISOR AND MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

              The Fund has an investment advisory agreement which provides that the Fund pays to the investment advisor, as compensation for services provided and expenses assumed, a fee at the annual flat rate of $10,000 through December 31, 2005. Subsequently thereto this fee was increased to an annual rate of .30% of the Fund's net asset value. The chief executive officer of the investment advisor is on the Board of Directors of the Fund. Furthermore, the Fund's president and chairman of the Board owns 78.1% of the Fund's outstanding shares as of August 31, 2006.


NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

              Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $12,240,036 and $13,667,214, respectively, during the year ended August 31, 2006.

              At August 31, 2006, the cost of investment securities owned is the same for financial reporting and federal income tax purposes. Net unrealized appreciation of investment securities is $256,345 (aggregate gross unrealized appreciation of $286,678, less aggregate unrealized depreciation of $30,333).


NOTE 4 - ENVIRONMENTAL LIABILITY

              The Fund has been identified as a potentially responsible party ("PRP") by the Environmental Protection Agency ("EPA") in remedial activities related to an environmental matter.

              The claim is divided into two parts: the first relates to groundwater contamination (OU-1), and the second relates to drummed waste and soil cleanup (OU-2). In addition, there are past costs incurred by the EPA.

              The Fund has joined a group (OU-1 Group) of defendants to share the costs of the OU-1 matter and has declined to join a group (OU-2 Group) to share the costs of the OU-2 matter as the Fund believes its linkage to this portion of the claim to be weak.

-------------------------------------------------------------------------------

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006


NOTE 4 - ENVIRONMENTAL LIABILITY (CONTINUED)

              The Fund has accrued $150,000 at August 31, 2006 as its estimate of the remaining commitment to the OU-1 Group. The Fund's share of the costs is subject to reallocation after all available evidence is analyzed.

              The OU-2 Group has begun a cost recovery suit against the Fund and others for the OU-1 and OU-2 work as well as past EPA costs. The total amount asserted for both the OU-1 and OU-2 matters is $3,000,000 to date and for the past EPA costs is $7,000,000. There will be ongoing OU-1 operation and maintenance expenses for cleaning ground water for the indefinite future and for indefinite amounts. Of the amounts the Fund has already paid or will pay because of its OU-1 contract commitment, it will seek contribution or reimbursement from the other defendants. The Fund believes there is little evidence to link it to the OU-2 matter but the OU-2 Group will assert otherwise. Ultimately there will be an allocation of responsibility under court supervision which will ultimately resolve contracted and contributed claim costs. However, the outcome to the Fund is clearly uncertain and cannot be measured. The ultimate outcome may have a material adverse effect on the Fund's financial position or results of operations.


NOTE 5 - TRANSACTIONS IN CAPITAL STOCK AND COMPONENTS OF NET ASSETS

              Transactions in fund shares were as follows:

                                                   YEARS ENDED AUGUST 31,
                                   ---------------------------------------------------------
                                             2006                          2005
                                   --------------------------    --------------------------
                                      SHARES        AMOUNT         SHARES         AMOUNT
                                   -----------    -----------    -----------    -----------
Shares issued in reinvestment of
     dividends                              11    $        45             20    $        80
Shares redeemed                       (340,065)    (1,324,364)       (15,015)       (59,758)
                                   -----------    -----------    -----------    -----------

         NET DECREASE                 (340,054)   $(1,324,319)       (14,995)   $   (59,678)
                                   ===========    ===========    ===========    ===========

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                                       11

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006



NOTE 5 - TRANSACTIONS IN CAPITAL STOCK AND COMPONENTS OF NET ASSETS (CONTINUED)

              The components of net assets at August 31, 2006 and 2005 are as follows:


                                                                                        2006             2005
                                                                                    ------------    ------------
                    Capital shares, par value $.01 per share, 3,608,392 shares and 3,948,446 shares issued and outstanding at August
                         31, 2006 and 2005 (10,000,000 full and fractional shares
                         authorized); and capital paid-in                           $ 13,999,508    $ 15,323,827
                    Unrealized appreciation of investments                               256,345         183,633
                    Undistributed net investment income                                   66,347               0
                    Overdistributed net investment income*                              (113,428)       (110,388)
                                                                                    ------------    ------------

                           NET ASSETS                                               $ 14,208,772    $ 15,397,072
                                                                                    ============    ============

                  * For federal income tax purposes, there is no undistributed net investment income. The book/tax difference arises from amounts reserved for environmental litigation described in
                    Note 4 and not deducted for federal income tax purposes.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

              The tax character of distributions paid during 2006 and 2005 was as follows:

                                                                                      2006            2005
                                                                                    --------        --------
                    Distributions paid from:
                         Tax-exempt interest dividends                              $316,754        $233,283
                         Taxable qualified dividends                                  67,700             937
                         Taxable ordinary dividends                                   17,779          29,498
                         Long-term capital gains                                      74,813         518,162
                                                                                    --------        --------

                                                                                     $477,046        $781,880
                                                                                     ========        ========


-------------------------------------------------------------------------------
                                       12

                             NRM INVESTMENT COMPANY

                                Financial Report


                                 August 31, 2006

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
TABLE OF CONTENTS
AUGUST 31, 2006

                                                                         PAGE

FINANCIAL STATEMENTS:

     Report of Independent Registered Public Accounting Firm                1

     Statement of Assets and Liabilities                                    2

     Schedule of Investments                                                3

     Statement of Operations                                                6

     Statements of Changes in Net Assets                                    7

     Financial Highlights                                                   8

     Notes to Financial Statements                                          9